Provisions (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Opening balance	kr 55,361	kr 175
Provisions for the year	56,855	175
Exchange differences	(1,669)
Total	55,361	175
Social Security Costs on Share-Based Payment
Reconciliation of changes in other provisions [abstract]
Opening balance	4,972	175
Provisions for the year	4,797	175
Total	4,972	kr 175
Contingent Consideration
Reconciliation of changes in other provisions [abstract]
Opening balance	48,969
Provisions for the year	50,614
Exchange differences	(1,645)
Total	48,969
Other Provision
Reconciliation of changes in other provisions [abstract]
Opening balance	1,419
Provisions for the year	1,443
Exchange differences	(24)
Total	kr 1,419